UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sellers Capital
                 -------------------------------
   Address:      161 N Clark St Ste 4700
                 -------------------------------
                 Chicago, IL 60601
                 -------------------------------

 Form 13F File Number:   28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Porter
         -------------------------------
Title:   Director of Administration
         -------------------------------
Phone:   (312) 523-2163
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Porter               Chicago, IL       February 14, 2008
   -------------------------------  -------------------   -----------------
           [Signature]                  [City, State]          [Date]


FOOTNOTE: In addition to the securities required to be disclosed in this Form 13F, the fund also had interests in over-the-counter derivative contracts that are not required to be disclosed because the fund did not own the underlying basket of securities. At 12/31/07 there were approximately 15 different securities constituting the notional values of these derivative instruments. At 12/31/07, the fund's holdings, including the notional interests in derivative contracts, had a long market value of $221,780,858 and a short market value of $147,889,870.


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 6
                                        --------------------

Form 13F Information Table Value Total:  103,475
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
- ------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
- ------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- --------  ---
CONTANGO OIL AND GAS      COMM             21075N204   97,014 1,906,341 SH           SOLE                     1,906,341
PREMIER EXHIBITIONS       COMM             74051E102    4,775   436,512 SH           SOLE                       436,512
S&P 500 INDEX 12/20/08    OPT              99AF83PP2    1,241       200 SH    PUT    SOLE                           200
FINANCIAL SELECT SPDR     OPT              99O9KJKG7      377     7,700 SH    PUT    SOLE                         7,700